Columbia Convertible Securities Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.6%
Issuer	Shares	Value ($)
Financials 0.1%
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(c)	21,161,130	740,639
Total Financials		740,639
Utilities 0.5%
Gas Utilities 0.5%
UGI Corp.	160,000	5,769,600
Total Utilities		5,769,600
Total Common Stocks (Cost $8,218,958)		6,510,239

Convertible Bonds 83.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
Astronics Corp.(d)
03/15/2030	5.500%	3,500,000	5,696,822
Rocket Lab USA, Inc.(d)
02/01/2029	4.250%	1,500,000	7,961,001
Total			13,657,823
Airlines 0.6%
JetBlue Airways Corp.(d)
09/01/2029	2.500%	6,000,000	6,223,940
Automotive 1.4%
Lucid Group, Inc.(d)
04/01/2030	5.000%	3,400,000	3,236,460
Rivian Automotive, Inc.
10/15/2030	3.625%	13,500,000	12,588,750
Total			15,825,210
Banking 1.6%
Barclays Bank PLC
02/16/2029	1.000%	17,000,000	18,021,083
Brokerage/Asset Managers/Exchanges 1.2%
Coinbase Global, Inc.(d)
04/01/2030	0.250%	12,000,000	12,960,000
Cable and Satellite 1.4%
Liberty Broadband Corp.(d)
03/31/2053	3.125%	9,000,000	8,981,508
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Media Corp.-Liberty Formula One
08/15/2027	2.250%	5,000,000	6,340,000
Total			15,321,508
Consumer Cyclical Services 3.0%
DoorDash, Inc.(d),(e)
05/15/2030	0.000%	9,167,000	9,206,136
Trip.com Group Ltd.(d)
06/15/2029	0.750%	6,500,000	7,506,745
Uber Technologies, Inc.
12/01/2028	0.875%	12,500,000	16,650,000
Total			33,362,881
Consumer Products 2.0%
LCI Industries(d)
03/01/2030	3.000%	8,500,000	8,351,250
Spectrum Brands, Inc.(d)
06/01/2029	3.375%	8,500,000	7,786,000
Winnebago Industries, Inc.
01/15/2030	3.250%	6,500,000	5,690,750
Total			21,828,000
Diversified Manufacturing 1.8%
Advanced Energy Industries, Inc.
09/15/2028	2.500%	7,500,000	8,410,500
Bloom Energy Corp.(d)
06/01/2029	3.000%	4,500,000	5,458,500
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,500,000	5,790,400
Total			19,659,400
Electric 4.2%
Alliant Energy Corp.(d)
05/30/2028	3.250%	8,500,000	8,532,904
Duke Energy Corp.
04/15/2026	4.125%	10,500,000	11,145,750
PPL Capital Funding, Inc.
03/15/2028	2.875%	12,000,000	13,122,000
Southern Co. (The)(d)
06/15/2028	3.250%	14,000,000	13,958,000
Total			46,758,654
Finance Companies 2.1%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	5,000,000	5,396,603

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hercules Capital, Inc.(d)
09/01/2028	4.750%	11,000,000	10,560,000
Upstart Holdings, Inc.(d)
11/15/2030	1.000%	8,500,000	7,288,750
Total			23,245,353
Food and Beverage 0.8%
Post Holdings, Inc.
08/15/2027	2.500%	8,000,000	9,216,000
Health Care 5.6%
Exact Sciences Corp.(d)
04/15/2031	1.750%	13,000,000	12,212,200
Haemonetics Corp.
06/01/2029	2.500%	9,000,000	8,747,100
Integer Holdings Corp.(d)
03/15/2030	1.875%	8,000,000	8,204,000
iRhythm Technologies, Inc.
09/01/2029	1.500%	5,500,000	6,700,373
LivaNova PLC
03/15/2029	2.500%	11,500,000	11,514,950
Merit Medical Systems, Inc.(d)
02/01/2029	3.000%	5,000,000	6,346,714
Repligen Corp.
12/15/2028	1.000%	8,500,000	8,308,549
Total			62,033,886
Healthcare REIT 1.7%
Welltower OP LLC(d)
07/15/2029	3.125%	14,000,000	18,837,000
Home Construction 0.7%
Meritage Homes Corp.
05/15/2028	1.750%	8,000,000	7,724,020
Independent Energy 1.0%
Northern Oil and Gas, Inc.
04/15/2029	3.625%	11,000,000	11,117,591
Leisure 4.3%
Live Nation Entertainment, Inc.(d)
01/15/2030	2.875%	26,000,000	27,339,000
NCL Corp., Ltd.(d)
04/15/2030	0.875%	20,000,000	19,930,146
Total			47,269,146
Media and Entertainment 1.1%
Snap, Inc.(d)
05/01/2030	0.500%	15,000,000	12,502,500
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 1.7%
B2Gold Corp.(d)
02/01/2030	2.750%	5,000,000	6,390,000
Centrus Energy Corp.(d)
11/01/2030	2.250%	3,500,000	5,430,250
MP Materials Corp.(d)
03/01/2030	3.000%	5,500,000	7,084,000
Total			18,904,250
Oil Field Services 0.3%
Nabors Industries, Inc.
06/15/2029	1.750%	7,000,000	3,885,000
Other Financial Institutions 1.4%
Core Scientific, Inc.(d)
09/01/2029	3.000%	3,000,000	3,825,000
Encore Capital Group, Inc.
03/15/2029	4.000%	6,000,000	5,585,177
MARA Holdings, Inc.(d)
09/01/2031	2.125%	6,000,000	5,876,400
Total			15,286,577
Other Industry 0.8%
Fluor Corp.
08/15/2029	1.125%	8,000,000	9,268,000
Other REIT 2.8%
Digital Realty Trust LP(d)
11/15/2029	1.875%	13,500,000	14,249,250
Rexford Industrial Realty LP(d)
03/15/2029	4.125%	8,800,000	8,593,200
Starwood Property Trust, Inc.
07/15/2027	6.750%	8,000,000	8,432,000
Total			31,274,450
Pharmaceuticals 6.1%
Alnylam Pharmaceuticals, Inc.
09/15/2027	1.000%	5,000,000	6,182,704
ANI Pharmaceuticals, Inc.(d)
09/01/2029	2.250%	5,000,000	5,321,207
Bridgebio Pharma, Inc.(d)
03/01/2031	1.750%	8,800,000	9,052,825
Guardant Health, Inc.
02/15/2031	1.250%	9,000,000	9,243,000
Halozyme Therapeutics, Inc.
03/01/2027	0.250%	10,000,000	10,172,925
Ionis Pharmaceuticals, Inc.
06/15/2028	1.750%	12,000,000	12,000,000
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Investments I Ltd.(d)
09/15/2030	3.125%	10,000,000	10,665,000
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,500,000	5,628,235
Total			68,265,896
Restaurants 0.6%
Cheesecake Factory, Inc. (The)(d)
03/15/2030	2.000%	6,000,000	6,115,586
Retail REIT 0.8%
Federal Realty OP LP(d)
01/15/2029	3.250%	9,000,000	8,950,500
Retailers 1.2%
Burlington Stores, Inc.
12/15/2027	1.250%	4,000,000	5,094,000
Farfetch Ltd.(f)
05/01/2027	0.000%	11,880,000	118,800
Wayfair, Inc.
09/15/2027	3.250%	8,000,000	8,356,000
Total			13,568,800
Technology 31.1%
Akamai Technologies, Inc.(d)
05/15/2033	0.250%	8,000,000	8,016,000
Ascendis Pharma A/S
04/01/2028	2.250%	5,000,000	6,087,500
Bandwidth, Inc.
04/01/2028	0.500%	8,000,000	6,524,000
Bentley Systems, Inc.
07/01/2027	0.375%	13,000,000	12,025,000
Box, Inc.(d)
09/15/2029	1.500%	11,000,000	11,742,500
Cerence, Inc.
07/01/2028	1.500%	7,000,000	4,870,669
Datadog, Inc.(d),(e)
12/01/2029	0.000%	12,500,000	11,587,500
Dropbox, Inc.(e)
03/01/2028	0.000%	11,000,000	11,209,000
Eos Energy Enterprises, Inc.(d),(g)
06/15/2030	6.750%	4,200,000	4,177,986
Evolent Health, Inc.
12/01/2029	3.500%	10,000,000	7,850,000
Guidewire Software, Inc.(d)
11/01/2029	1.250%	8,500,000	9,562,500
Lumentum Holdings, Inc.
06/15/2028	0.500%	23,637,000	22,632,428
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MACOM Technology Solutions Holdings, Inc.(d),(e)
12/15/2029	0.000%	9,000,000	8,928,000
MicroStrategy, Inc.(d),(e)
12/01/2029	0.000%	45,000,000	40,416,363
MicroStrategy, Inc.
03/15/2031	0.875%	6,500,000	11,324,032
Mirion Technologies, Inc.(d)
06/01/2030	0.250%	6,000,000	6,448,870
MKS, Inc.
06/01/2030	1.250%	10,000,000	9,140,927
Nutanix, Inc.(d)
12/15/2029	0.500%	9,000,000	10,159,971
OSI Systems, Inc.(d)
08/01/2029	2.250%	4,500,000	6,007,500
Parsons Corp.
03/01/2029	2.625%	13,500,000	13,844,250
Penguin Solutions, Inc.(d)
08/15/2030	2.000%	7,000,000	6,447,000
Rapid7, Inc.
03/15/2029	1.250%	12,500,000	10,788,750
Repay Holdings Corp.(d)
07/15/2029	2.875%	6,500,000	5,356,000
Riot Platforms, Inc.(d)
01/15/2030	0.750%	6,500,000	5,614,700
Seagate HDD
06/01/2028	3.500%	10,000,000	15,137,142
Snowflake, Inc.(d),(e)
10/01/2029	0.000%	10,000,000	14,675,000
Synaptics, Inc.(d)
12/01/2031	0.750%	12,000,000	10,902,000
Tyler Technologies, Inc.
03/15/2026	0.250%	5,000,000	6,090,000
Unity Software, Inc.(d),(e)
03/15/2030	0.000%	7,500,000	7,796,250
Varonis Systems, Inc.(d)
09/15/2029	1.000%	8,500,000	8,436,250
Veeco Instruments, Inc.
06/01/2029	2.875%	5,000,000	5,199,252
Vertex, Inc.
05/01/2029	0.750%	6,000,000	7,738,806
Vishay Intertechnology, Inc.
09/15/2030	2.250%	13,500,000	11,670,750
Workiva, Inc.
08/15/2028	1.250%	8,500,000	7,924,991
Total			346,331,887

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
AST SpaceMobile, Inc.(d)
03/01/2032	4.250%	5,000,000	5,909,210
Total Convertible Bonds (Cost $908,258,499)			923,324,151

Convertible Preferred Stocks 14.9%
Issuer		Shares	Value ($)
Financials 5.3%
Banks 2.2%
Bank of America Corp.(h)	7.250%	21,648	25,139,823
Capital Markets 1.8%
Ares Management Corp.	6.750%	150,000	7,863,000
KKR & Co., Inc.	6.250%	235,000	11,768,800
Total			19,631,800
Financial Services 1.3%
Apollo Global Management, Inc.	6.750%	90,000	6,293,341
Shift4 Payments, Inc.	6.000%	70,000	7,851,200
Total			14,144,541
Total Financials			58,916,164
Health Care 0.6%
Health Care Providers & Services 0.6%
BrightSpring Health Services, Inc.	6.750%	80,000	6,644,189
Total Health Care			6,644,189
Industrials 3.8%
Aerospace & Defense 2.5%
Boeing Co. (The)	6.000%	400,000	27,124,000
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	100,000	5,874,000
Trading Companies & Distributors 0.8%
QXO, Inc.	5.500%	175,000	9,014,250
Total Industrials			42,012,250
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Information Technology 1.6%
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.	7.500%	160,000	8,856,000
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.	7.625%	170,000	8,701,539
Total Information Technology			17,557,539
Materials 0.3%
Chemicals 0.3%
Albemarle Corp.	7.250%	120,000	3,435,600
Total Materials			3,435,600
Utilities 3.3%
Electric Utilities 3.3%
Nextera Energy, Inc.	7.234%	250,000	11,105,000
NextEra Energy, Inc.	7.299%	300,000	14,211,901
PG&E Corp.	6.000%	280,000	12,102,702
Total			37,419,603
Total Utilities			37,419,603
Total Convertible Preferred Stocks (Cost $155,697,985)			165,985,345

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(i),(j)	16,308,281	16,303,388
Total Money Market Funds (Cost $16,301,973)		16,303,388
Total Investments in Securities (Cost: $1,088,477,415)		1,112,123,123
Other Assets & Liabilities, Net		(20,108)
Net Assets		1,112,103,015
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $740,639, which represents 0.07% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $508,212,997, which represents 45.70% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	24,019,462	131,044,453	(138,758,502)	(2,025)	16,303,388	(1,507)	332,665	16,308,281
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Convertible Securities Fund  | 2025

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1QT134_02_R01_(07/25)